SCHEDULE OF FAIR VALUE ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Platform Operator, Crypto Asset [Line Items]
Derivative assets
Derivative liabilities	224,320	32,241
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative assets
Derivative liabilities
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative assets
Derivative liabilities
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative assets
Derivative liabilities	$ 224,320	$ 32,241